Segment, Geographic and Customer Information - Revenues from External Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Schedule Of Geographical Information [Line Items]
Product	$ 73,720	$ 72,491	$ 71,104
Service	131,435	133,188	134,754
Long-lived assets	12,230	13,133	17,081
Product [Member]
Schedule Of Geographical Information [Line Items]
Product	73,720	72,491	71,104
Service [Member]
Schedule Of Geographical Information [Line Items]
Service		133,188	134,754
United States [Member]
Schedule Of Geographical Information [Line Items]
Service	61,249
Long-lived assets	7,624	8,361	11,325
United States [Member] | Product [Member]
Schedule Of Geographical Information [Line Items]
Product	18,838	18,841	18,991
United States [Member] | Service [Member]
Schedule Of Geographical Information [Line Items]
Service		61,905	64,364
Japan [Member]
Schedule Of Geographical Information [Line Items]
Service	32,857
Long-lived assets	1,431	1,459	1,502
Japan [Member] | Product [Member]
Schedule Of Geographical Information [Line Items]
Product	23,406	23,076	19,498
Japan [Member] | Service [Member]
Schedule Of Geographical Information [Line Items]
Service		30,461	29,301
EMEA [Member]
Schedule Of Geographical Information [Line Items]
Service	25,317
Long-lived assets	2,464	2,167	2,338
EMEA [Member] | Product [Member]
Schedule Of Geographical Information [Line Items]
Product	18,677	17,233	16,051
EMEA [Member] | Service [Member]
Schedule Of Geographical Information [Line Items]
Service		29,062	29,628
Asia [Member]
Schedule Of Geographical Information [Line Items]
Service	12,012
Long-lived assets	536	563	606
Asia [Member] | Product [Member]
Schedule Of Geographical Information [Line Items]
Product	10,768	12,128	12,829
Asia [Member] | Service [Member]
Schedule Of Geographical Information [Line Items]
Service		11,759	11,459
Other [Member]
Schedule Of Geographical Information [Line Items]
Long-lived assets	83	583	1,310
Other [Member] | Product [Member]
Schedule Of Geographical Information [Line Items]
Product	2,031	1,213	3,735
Other [Member] | Service [Member]
Schedule Of Geographical Information [Line Items]
Service		1	2
Eliminations [Member]
Schedule Of Geographical Information [Line Items]
Service
Long-lived assets	92
Eliminations [Member] | Product [Member]
Schedule Of Geographical Information [Line Items]
Product
Eliminations [Member] | Service [Member]
Schedule Of Geographical Information [Line Items]
Service